Submission	Aug. 12, 2024
Submission [Line Items]
Central Index Key	0001278752
Registrant Name	MidCap Financial Investment Corporation
Registration File Number	333-271227
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES